Subsequent Events (Details) - Part-3 - USD ($) $ / shares in Units, $ in Millions								1 Months Ended	3 Months Ended	12 Months Ended
	May 07, 2024	Apr. 05, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 21, 2024	Feb. 12, 2024	Sep. 28, 2023	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Feb. 09, 2024	Mar. 31, 2023
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage									12.00%	12.00%		12.00%
Shares purchased (in Shares)							3,168,121
Convertible Debt [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Term									3 years
Convertible Debt [Member] | Zero Coupon Convertible Promissory Note [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage									0.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | Commercial Bank Credit Facility [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage								7.50%
Term								1 year
Revolving line of credit								$ 5.0
Subsequent Event [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Divided by days											5 days
Stock options cancelled and converted (in Shares)						3,233,028
Additional convertible promissory notes	3
Subsequent Event [Member] | Zero Coupon Convertible Promissory Note [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage	0.00%
Promissory note agreement	$ 1.8
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage		2.85%
Promissory note agreement		$ 5.0
Shares of common stock (in Shares)		1,000,000
Initial exercise price (in Dollars per share)		$ 2	$ 2
Convertible promissory note issued		2
Common stock conversion price (in Dollars per share)		$ 2
Shares of common stock (in Shares)		833,333
Number of additional shares available (in Shares)		2,500,000
Divided by days		5 days
Subsequent Event [Member] | First Tranche [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Promissory note agreement		$ 1.0
Subsequent Event [Member] | Second Tranche [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Promissory note agreement		4.0
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage				12.00%	12.00%
Promissory note agreement				$ 0.3	$ 0.3
Term				1 year	1 year
Issued discount				10.00%	10.00%
Shares of common stock (in Shares)				330,000	330,000
Initial exercise price (in Dollars per share)				$ 2	$ 2
Subsequent Event [Member] | Convertible Debt [Member] | Zero Coupon Convertible Promissory Note [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage	0.00%
Promissory note agreement	$ 0.6
Term	1 year
Shares of common stock (in Shares)	550,000
Initial exercise price (in Dollars per share)	$ 2
Shares of common stock (in Shares)	416,667
Discount	$ 0.1
Additional convertible promissory notes	3
Additional shares of common stock (in Shares)	1,250,000
Aggregate shares of common stock (in Shares)	1,650,000
Subsequent Event [Member] | Convertible Debt [Member] | Other Lender [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage			12.00%
Promissory note agreement			$ 0.2
Issued discount			10.00%
Shares of common stock (in Shares)			220,000
Initial exercise price (in Dollars per share)			$ 2
Subsequent Event [Member] | Convertible Debt [Member] | FPA Investor [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Convertible promissory note agreement percentage			12.00%
Promissory note agreement			$ 0.3
Issued discount			10.00%
Shares of common stock (in Shares)			330,000
Subsequent Event [Member] | Commercial Paper [Member] | Other Lender [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Term			1 year
Subsequent Event [Member] | Commercial Paper [Member] | FPA Investor [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Term			1 year
Subsequent Event [Member] | Line of Credit [Member] | Revolving Credit Facility [Member] | Commercial Bank Credit Facility [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Revolving line of credit		$ 5.0
Forward Purchase Agreement [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Number of additional shares available (in Shares)										200,000
Shares purchased (in Shares)										1,768,121
Forward Purchase Agreement Shares Subject To Sale [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Number of additional shares available (in Shares)										1,000,000
Private Placement Agreements [Member]
Subsequent Events (Details) - Part-3 [Line Items]
Number of additional shares available (in Shares)										1,167,990